UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.)            [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Lincluden Management Limited
Address:    1275 North Service Road W., Suite 607
            Oakville, Ontario L6M3G4

Form 13F File Number: 028-11897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Alanna Sinclair-Whitty
Title:    Assistant Vice President and Secretary
Phone:   (905) 825-2457

Signature, Place, and Date of Signing:


/s/ Alanna Sinclair-Whitty     Oakville, Ontario, Canada      July 23, 2009
[Signature]                    [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 71

Form 13F Information Table Value Total:  $674,769


                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number            Name

1         028-11931                       Old Mutual (US) Holdings Inc.

30-Jun-09
Name of                          Title of                     Value     Shares or  Sh/  Put/ Investment   Other    Voting Authority
Issuer                           Class           Cusip        $000's    Prn Amt    Prn  Call Discretion  Managers  Sole Shared  None
CcC>

ABB LTD.                         SPON ADR        000375204    $ 4,229     268,020 Shs       DEFINED         1       268,020
AON CORP                         COM             037389103    $ 1,485      39,225 Shs       DEFINED         1        39,225
APPLIED MATLS INC.               COM             038222105    $ 3,733     339,065 Shs       DEFINED         1       339,065
AUTOLIV INC.                     COM             052800109    $ 2,723      94,655 Shs       DEFINED         1        94,655
AXA                              SPON ADR        054536107    $ 2,403     126,765 Shs       DEFINED         1       126,765
BANK OF AMERICA CORPORATION      COM             060505104    $ 3,181     240,955 Shs       DEFINED         1       240,955
BANK MONTREAL QUE                COM             063671101    $38,615     907,060 Shs       DEFINED         1       907,060
BANK NOVA SCOTIA HALIFAX         COM             064149107    $23,648     627,140 Shs       DEFINED         1       627,140
BARCLAYS PLC                     ADR             06738E204    $ 2,446     132,630 Shs       DEFINED         1       132,630
BARRICK GOLD INC.                COM             067901108    $32,303     950,090 Shs       DEFINED         1       950,090
BCE INC                          COM             05534B109    $18,972     910,245 Shs       DEFINED         1       910,245
BP PLC                           SPON ADR        055622104    $ 1,875      39,320 Shs       DEFINED         1        39,320
BROOKFIELD PPTYS CORP.           COM             112900105    $13,337   1,669,200 Shs       DEFINED         1     1,669,200
CAE INC.                         COM             124765108    $12,213   2,038,170 Shs       DEFINED         1     2,038,170
CAMECO  CORP.                    COM             13321L108    $13,968     539,005 Shs       DEFINED         1       539,005
CANADIAN NATURAL RESOURCES LTD.  COM             136385101    $26,545     499,525 Shs       DEFINED         1       499,525
CANON INC.                       ADR             138006309    $ 2,703      83,100 Shs       DEFINED                  83,100
CHEVRON                          COM             166764100    $ 3,828      57,775 Shs       DEFINED         1        57,775
CISCO SYSTEMS INC.               COM             17275R102    $ 4,142     222,065 Shs       DEFINED         1       222,065
COCA-COLA COMPANY                COM             191216100    $ 4,015      83,655 Shs       DEFINED         1        83,655
COMCAST CORP.                    CL A            20030N101    $ 5,439     376,129 Shs       DEFINED         1       376,129
DANAHER CORP DEL                 COM             235851102    $ 3,705      60,005 Shs       DEFINED         1        60,005
DELL INC.                        COM             24702R101    $ 3,823     278,460 Shs       DEFINED         1       278,460
DEVON ENERGY CORP.               COM             25179M103    $ 3,156      57,900 Shs       DEFINED         1        57,900
DIAGEO PLC                       SPON ADR        25243Q205    $ 5,309      92,740 Shs       DEFINED         1        92,740
DU PONT E I DE NEMOURS & CO      COM             263534109    $ 2,636     102,894 Shs       DEFINED         1       102,894
EBAY INC.                        COM             278642103    $ 2,998     175,020 Shs       DEFINED         1       175,020
ENBRIDGE INC.                    COM             29250N105    $   133       3,810 Shs       DEFINED         1         3,810
ENCANA CORP                      COM             292505104    $13,682     273,180 Shs       DEFINED         1       273,180
FRANCE TELECOM SA                SPON ADR        35177Q105    $ 2,544     111,535 Shs       DEFINED         1       111,535
GLAXOSMITHKLINE PLC              SPON ADR        37733W105    $ 3,705     104,835 Shs       DEFINED         1       104,835
HONEYWELL INTL INC               COM             438516106    $ 3,653     116,330 Shs       DEFINED         1       116,330
HSBC HLDGS PLC                   SPON ADR NEW    404280406    $ 3,976      95,178 Shs       DEFINED         1        95,178
IMS HEALTH INC.                  COM             449934108    $ 1,976     155,570 Shs       DEFINED         1       155,570
ING GROEP N V                    SPON ADR        456837103    $ 1,973     194,552 Shs       DEFINED         1       194,552
JOHNSON & JOHNSON                COM             478160104    $ 3,285      57,841 Shs       DEFINED         1        57,841
KONINKLIJKE PHILIPS ELECTRS      NY REG SH NEW   500472303    $ 3,732     202,630 Shs       DEFINED         1       202,630
LOWES COMPANIES INC.             COM             548661107    $ 3,621     186,572 Shs       DEFINED         1       186,572
MANULIFE FINL CORP               COM             56501R106    $24,602   1,403,125 Shs       DEFINED         1     1,403,125
METLIFE INC.                     COM             59156R108    $ 2,576      85,845 Shs       DEFINED         1        85,845
MICROSOFT CORP.                  COM             594918104    $ 5,272     221,793 Shs       DEFINED         1       221,793
NOKIA CORP                       SPON ADR        654902204    $ 5,164     354,180 Shs       DEFINED         1       354,180
NTT DOCOMO INC.                  SPON ADR        62942M201    $ 4,155     285,595 Shs       DEFINED         1       285,595
ORACLE CORP                      COM             68389X105    $ 7,632     356,302 Shs       DEFINED         1       356,302
PANASONIC CORP.                  ADR             69832A205    $ 3,231     241,320 Shs       DEFINED         1       241,320
PENN WEST ENERGY TR              TR UNIT         707885109    $21,845   1,698,480 Shs       DEFINED         1     1,698,480
PETRO-CDA                        COM             71644E102    $19,862     509,160 Shs       DEFINED         1       509,160
PFIZER INC                       COM             717081103    $ 3,349     223,295 Shs       DEFINED         1       223,295
PIONEER NATURAL RESOURCES CO.    COM             723787107    $ 3,234     126,820 Shs       DEFINED         1       126,820
QUEST DIAGNOSTICS INC.           COM             74834L100    $ 3,996      70,805 Shs       DEFINED         1        70,805
RESEARCH IN MOTION LTD.          COM             760975102    $11,304     157,425 Shs       DEFINED         1       157,425
ROGERS COMMUNICATIONS INC        CL B            775109200    $22,363     861,230 Shs       DEFINED         1       861,230
ROYAL BANK OF CANADA             COM             780087102    $31,456     761,420 Shs       DEFINED         1       761,420
SANOFI AVENTIS                   SPON ADR        80105N105    $ 3,098     105,065 Shs       DEFINED         1       105,065
SHAW COMMUNICATIONS              CL B CONV       82028K200    $21,015   1,235,850 Shs       DEFINED         1     1,235,850
SIEMENS AG                       SPON ADR        826197501    $ 2,133      30,830 Shs       DEFINED         1        30,830
SUN LIFE FINL INC.               COM             866796105    $24,866     911,870 Shs       DEFINED         1       911,870
SUNCOR ENERGY INC                COM             867229106    $19,898     647,770 Shs       DEFINED         1       647,770
3M CO                            COM             88579Y101    $ 5,400      89,857 Shs       DEFINED         1        89,857
TALISMAN ENERGY INC              COM             87425E103    $32,695   2,700,260 Shs       DEFINED         1     2,700,260
TELUS CORP.                      NON -VTG        87971M202    $   124       4,780 Shs       DEFINED         1         4,780
THERMO FISHER SCIENTIFIC INC     COM             883556102    $ 2,138      52,430 Shs       DEFINED         1        52,430
THOMSON REUTERS CORP             COM             884903105    $32,798     968,915 Shs       DEFINED         1       968,915
TORONTO DOMINION BK ONT          COM NEW         891160509    $31,985     612,920 Shs       DEFINED         1       612,920
TOTAL S A                        SPON ADR        89151E109    $ 2,979      54,924 Shs       DEFINED         1        54,924
TOYOTA MOTOR CORP                SPON ADR        892331307    $ 5,177      68,540 Shs       DEFINED         1        68,540
TRANSCANADA CORP.                COM             89353D107    $19,160     704,420 Shs       DEFINED         1       704,420
VERIZON COMMUNICATIONS           COM             92343V104    $ 3,227     105,010 Shs       DEFINED         1       105,010
WALGREEN CO.                     COM             931422109    $ 5,513     187,525 Shs       DEFINED         1       187,525
WELLS FARGO & CO NEW             COM             949746101    $ 3,038     125,245 Shs       DEFINED         1       125,245
ZIMMER HOLDINGS INC.             COM             98956P102    $ 3,774      88,580 Shs       DEFINED         1        88,580
